Fair Value Measurement (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	$ 4,644	$ 0
Level 1 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	447	0
Level 1 [Member] | U.S. Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	4,197	0
Level 1 [Member] | Corporate bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 1 [Member] | Commercial papers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 1 [Member] | U.S. government agency securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 1 [Member] | Foreign bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 1 [Member] | Contingent consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 1 [Member] | Warrants for ordinary shares [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	50,645	0
Level 2 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 2 [Member] | U.S. Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 2 [Member] | Corporate bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	32,516	0
Level 2 [Member] | Commercial papers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	7,030	0
Level 2 [Member] | U.S. government agency securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	9,399	0
Level 2 [Member] | Foreign bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	1,700	0
Level 2 [Member] | Contingent consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 2 [Member] | Warrants for ordinary shares [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	(1,066)	(1,924)
Level 3 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | U.S. Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | Corporate bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | Commercial papers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | U.S. government agency securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | Foreign bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | Contingent consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	(911)	0
Level 3 [Member] | Warrants for ordinary shares [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	$ (155)	$ (1,924)